TIMOTHY PLAN CONSERVATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 49.6%
	EQUITY - 49.6%
84,160	Timothy Plan High Dividend Stock Enhanced ETF(a)	$ 2,088,010
125,144	Timothy Plan International ETF(a)	3,326,465
241,300	Timothy Plan Market Neutral ETF(a)	5,730,513
163,686	Timothy Plan US Large/Mid Cap Core Enhanced ETF(a)	4,185,287
62,105	Timothy Plan US Small Cap Core ETF(a)	2,425,082
		17,755,357

	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,089,572)	17,755,357

Shares		Fair Value
	OPEN END FUNDS — 50.0%
	EQUITY - 11.7%
332,521	Timothy Plan International Fund, Class A(a)	4,183,113

	FIXED INCOME - 38.3%
1,247,053	Timothy Plan Fixed Income Fund, Class A(a)	11,173,596
280,969	Timothy Plan High Yield Bond Fund, Class A(a)	2,509,057
		13,682,653

	TOTAL OPEN END FUNDS (Cost $19,451,253)	17,865,766

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
187,126	Fidelity Investments Money Market Government Portfolio, Class I, 4.33% (Cost $187,126)(b)	187,126

	TOTAL INVESTMENTS - 100.1% (Cost $36,727,951)	$ 35,808,249
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(34,021)
	NET ASSETS - 100.0%	$ 35,774,228

ETF	- Exchange-Traded Fund

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 36.8%
	CHEMICALS - 1.4%
940	Albemarle Corporation	$ 80,915
2,049	CF Industries Holdings, Inc.	174,821
1,853	FMC Corporation	90,074
6,014	ICL Group Ltd.	29,709
7,069	K+S A.G.	76,600
5,479	Mosaic Company (The)	134,674
4,976	Nutrien Ltd.	222,676
3,601	OCI N.V.	40,345
3,097	Sociedad Quimica y Minera de Chile S.A. - ADR	112,607
1,773	Yara International ASA	46,846
		1,009,267
	DATA CENTER REIT - 0.8%
3,300	Digital Realty Trust, Inc.	585,189

	ELECTRIC UTILITIES - 0.0%(a)
290	Neoen S.A.	11,933

	ENGINEERING & CONSTRUCTION - 0.0%(a)
799	Technip Energies N.V.	21,272

	FOOD - 1.5%
2,563	Adecoagro S.A.	24,169
4,499	BRF S.A. - ADR	18,311
853	Cal-Maine Foods, Inc.	87,791
4,632	Darling Ingredients, Inc.(b)	156,052
1,353	Dole PLC	18,320
564	Fresh Del Monte Produce, Inc.	18,730
2,408	Hormel Foods Corporation	75,539
1,385	Ingredion, Inc.	190,520
5,900	MEIJI Holdings Company Ltd.	120,024
2,600	Morinaga Milk Industry Company Ltd.	48,373
5,082	Mowi ASA	86,936
1,400	NH Foods Ltd.	45,323
4,300	Nisshin Seifun Group, Inc.	50,337

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 36.8% (Continued)
	FOOD - 1.5% (Continued)
4,700	Nissui Corporation	$ 26,865
2,546	Pilgrim's Pride Corporation(b)	115,563
841	Salmar ASA	39,928
		1,122,781
	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
2,400	Canfor Corporation(b)	25,341
1,900	Sumitomo Forestry Company Ltd.	63,924
		89,265
	GAS & WATER UTILITIES - 0.8%
403	American States Water Company	31,321
559	American Water Works Company, Inc.	69,590
910	California Water Service Group	41,250
4,258	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	61,017
1,577	Essential Utilities, Inc.	57,277
1,154	Severn Trent plc	36,235
264	SJW Group	12,994
4,078	United Utilities Group plc	53,685
5,852	Veolia Environnement S.A.	164,350
		527,719
	HEALTH CARE FACILITIES & SERVICES - 0.3%
48,754	Brookdale Senior Living, Inc.(b)	245,233

	HEALTH CARE REIT - 1.0%
9,570	American Healthcare REIT, Inc.	271,979
27,000	Healthcare Realty Trust, Inc.	457,650
		729,629
	INDUSTRIAL REIT - 0.7%
14,000	Rexford Industrial Realty, Inc.	541,240

	MACHINERY - 1.3%
748	AGCO Corporation	69,923
7,354	CNH Industrial N.V.	83,321
817	Deere & Company	346,163
11,900	Kubota Corporation	139,078

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 36.8% (Continued)
	MACHINERY - 1.3% (Continued)
1,700	Kurita Water Industries Ltd.	$ 59,897
400	Organo Corporation	20,845
1,600	Veralto Corporation	162,960
840	Weir Group plc (The)	22,968
		905,155
	METALS & MINING - 4.5%
413	Agnico Eagle Mines Ltd.	32,301
1,034	Agnico Eagle Mines Ltd.	80,882
959	Alamos Gold, Inc., Class A	17,684
471	Alcoa Corporation	17,794
2,139	Anglo American PLC	63,307
637	Anglogold Ashanti plc	14,702
1,391	Antofagasta plc	27,690
513	Aurubis A.G.	40,762
8,369	B2Gold Corporation	20,420
10,928	Barrick Gold Corporation	169,384
7,327	BHP Group Ltd. - ADR	357,777
813	Cameco Corporation	41,780
4,500	Capstone Copper Corporation(b)	27,826
8,700	Centerra Gold, Inc.	49,500
3,247	Cia de Minas Buenaventura S.A.A - ADR	37,405
964	Cleveland-Cliffs, Inc.(b)	9,062
400	Dowa Holdings Company Ltd.	11,328
10,920	Eldorado Gold Corporation(b)	162,380
2,100	Endeavour Mining plc	38,051
190	Eramet S.A.	10,658
600	First Quantum Minerals Ltd.(b)	7,733
951	Franco-Nevada Corporation	111,828
5,003	Freeport-McMoRan, Inc.	190,514
14,103	Gold Fields Ltd. - ADR	186,160
5,000	Hudbay Minerals, Inc.	40,551
8,400	Ivanhoe Mines Ltd.(b)	99,677
6,715	Kinross Gold Corporation	62,248
800	Labrador Iron Ore Royalty Corporation	16,098

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 36.8% (Continued)
	METALS & MINING - 4.5% (Continued)
13,200	Lundin Mining Corporation	$ 113,574
2,500	Mitsubishi Materials Corporation	38,219
2,026	MP Materials Corporation(b)	31,606
2,661	Norsk Hydro ASA	14,618
1,459	Osisko Gold Royalties Ltd.	26,408
847	Pan American Silver Corporation	17,126
4,990	Rio Tinto plc - ADR	293,462
307	Royal Gold, Inc.	40,478
6,049	Sandstorm Gold Ltd.	33,753
519	Southern Copper Corporation	47,315
7,739	SSR Mining, Inc.	53,863
4,900	Sumitomo Metal Mining Company Ltd.	112,511
1,143	Teck Resources Ltd., Class B	46,334
4,336	Teck Resources Ltd., Class B	175,738
21,345	Vale S.A. - ADR	189,330
2,310	Wheaton Precious Metals Corporation	129,914
		3,309,751
	OFFICE REIT - 0.7%
3,000	Alexandria Real Estate Equities, Inc.	292,650
6,100	Highwoods Properties, Inc.	186,538
		479,188
	OIL & GAS PRODUCERS - 5.7%
7,597	Aker BP ASA	147,943
5,447	APA Corporation	125,771
6,300	ARC Resources Ltd.	114,240
14,900	Baytex Energy Corporation	38,346
1,128	Black Stone Minerals, L.P.	16,469
6,274	Canadian Natural Resources Ltd.	193,678
14,000	Cenovus Energy, Inc.	212,188
468	Chord Energy Corporation	54,719
735	Civitas Resources, Inc.	33,714
2,443	CNX Resources Corporation(b)	89,585
3,943	ConocoPhillips	391,026
4,962	Coterra Energy, Inc.	126,729

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 36.8% (Continued)
	OIL & GAS PRODUCERS - 5.7% (Continued)
5,594	Devon Energy Corporation	$ 183,092
1,525	Eni SpA - ADR	41,724
1,772	EOG Resources, Inc.	217,212
1,232	EQT Corporation	56,808
6,311	Equinor ASA - ADR	149,508
301	Expand Energy Corporation	29,965
170	Hess Corporation	22,612
900	Imperial Oil Ltd.	55,458
11,800	Inpex Corporation	147,771
1,313	Kosmos Energy Ltd.(b)	4,490
1,920	Magnolia Oil & Gas Corporation, Class A	44,890
2,143	Matador Resources Company	120,565
6,400	MEG Energy Corporation	105,057
5,974	Murphy Oil Corporation	180,773
3,067	Occidental Petroleum Corporation	151,540
255	Ovintiv, Inc.	10,328
12,064	Petroleo Brasileiro S.A. - ADR	155,143
1,300	Peyto Exploration & Development Corporation	15,498
2,000	PrairieSky Royalty Ltd.	38,993
546	Range Resources Corporation	19,645
4,459	SM Energy Company	172,831
6,000	Suncor Energy, Inc.	214,135
3,390	TotalEnergies S.E.	187,428
2,700	Tourmaline Oil Corporation	124,925
6,248	Var Energi ASA	19,368
5,200	Veren, Inc.	26,729
3,900	Vermilion Energy, Inc.	36,703
2,239	Viper Energy, Inc.	109,868
400	Whitecap Resources, Inc.	2,838
2,942	Woodside Energy Group Ltd. - ADR	45,895
		4,236,200
	OIL & GAS SERVICES & EQUIPMENT - 1.4%
2,584	Archrock, Inc.	64,316
3,881	Baker Hughes Company	159,199

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 36.8% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.4% (Continued)
2,140	ChampionX Corporation	$ 58,187
3,524	Halliburton Company	95,818
2,624	Helmerich & Payne, Inc.	84,020
6,476	Liberty Energy, Inc., Class A	128,808
969	Noble Corp plc	30,427
2,196	NOV, Inc.	32,062
863	Oceaneering International, Inc.(b)	22,507
8,724	Patterson-UTI Energy, Inc.	72,060
4,301	Schlumberger N.V.	164,899
1,900	Secure Energy Services, Inc.	21,489
3,929	TGS NOPEC Geophysical Company ASA	39,136
4,187	Transocean Ltd.(b)	15,701
		988,629
	REAL ESTATE INVESTMENT TRUSTS - 13.5%
16,000	American Homes 4 Rent, Class A	598,720
3,910	American Tower Corporation, Class A	717,133
25,300	Americold Realty Trust, Inc. - ADR	541,420
2,750	AvalonBay Communities, Inc.	604,918
6,100	Camden Property Trust	707,844
4,975	Crown Castle, Inc.	451,531
1,400	Equinix, Inc.	1,320,046
10,500	InvenTrust Properties Corporation	316,365
378	PotlatchDeltic Corporation	14,837
8,350	Prologis, Inc.	882,595
2,270	Public Storage	679,729
1,623	Rayonier, Inc.	42,360
2,700	SBA Communications Corporation, Class A	550,260
14,000	Sila Realty Trust, Inc.	340,480
4,600	Sun Communities, Inc.	565,662
12,500	Ventas, Inc.	736,125
5,900	Welltower, Inc.	743,577
1,049	Weyerhaeuser Company	29,529
		9,843,131

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 36.8% (Continued)
	RENEWABLE ENERGY - 0.1%
266	Enphase Energy, Inc.(b)	$ 18,269
223	First Solar, Inc.(b)	39,301
		57,570
	RESIDENTIAL REIT - 0.7%
15,000	Invitation Homes, Inc.	479,550

	RETAIL REIT - 1.4%
20,000	Brixmor Property Group, Inc.	556,800
10,000	NNN REIT, Inc.	408,500
		965,300
	SELF-STORAGE REIT - 0.3%
1,700	Extra Space Storage, Inc.	254,320

	SEMICONDUCTORS - 0.1%
7,600	SUMCO Corporation	57,139

	STEEL - 0.3%
2,219	ArcelorMittal S.A. - ADR	51,325
311	ATI, Inc.(b)	17,117
3,200	JFE Holdings, Inc.	36,190
1,078	POSCO Holdings, Inc. - ADR	46,742
59	Steel Dynamics, Inc.	6,730
1,095	Ternium S.A. - ADR	31,843
		189,947
	WHOLESALE - CONSUMER STAPLES - 0.2%
2,104	Bunge Global S.A.	163,607

	TOTAL COMMON STOCKS (Cost $26,976,718)	26,813,015

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 19.9%
	EQUITY - 19.9%
611,600	Timothy Plan Market Neutral ETF(c)			$ 14,524,583

	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,212,536)			14,524,583

Shares				Fair Value
	PRECIOUS METALS - PHYSICAL HOLDING — 22.1%
	PRECIOUS METAL - 22.1%
6,143	GOLD BARS - XAU BGN CURNCY(b)			16,122,106

	TOTAL PRECIOUS METALS - PHYSICAL HOLDING (Cost $7,240,876)			16,122,106

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 19.6%
	U.S. TREASURY INFLATION PROTECTED — 19.6%
930,000	United States Treasury Inflation Indexed Bonds	2.3750	01/15/25	1,556,499
1,275,000	United States Treasury Inflation Indexed Bonds	2.0000	01/15/26	2,028,035
1,270,000	United States Treasury Inflation Indexed Bonds	2.3750	01/15/27	2,007,198
1,420,000	United States Treasury Inflation Indexed Bonds	0.5000	01/15/28	1,737,435
575,000	United States Treasury Inflation Indexed Bonds	1.7500	01/15/28	860,214
1,075,000	United States Treasury Inflation Indexed Bonds	0.8750	01/15/29	1,283,402
925,000	United States Treasury Inflation Indexed Bonds	2.5000	01/15/29	1,384,209
2,151,700	United States Treasury Inflation Indexed Bonds	0.1250	01/15/31	2,316,787
205,000	United States Treasury Inflation Indexed Bonds	2.1250	02/15/41	286,208
1,175,000	United States Treasury Inflation Indexed Bonds	0.1250	02/15/51	785,493
				14,245,480
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $15,646,275)			14,245,480

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
SHORT-TERM INVESTMENTS — 1.4%
MONEY MARKET FUNDS - 1.4%
1,004,705	Fidelity Investments Money Market Government Portfolio, Class I, 4.33% (Cost $1,004,705)(d)	$ 1,004,705

	TOTAL INVESTMENTS - 99.8% (Cost $66,081,110)	$ 72,709,889
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	116,058
	NET ASSETS - 100.0%	$ 72,825,947

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LP	- Limited Partnership
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	Investment is affiliate.
(d)	Rate disclosed is the seven day effective yield as of December 31, 2024.

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 28.3%
	CHEMICALS — 2.0%
1,570,000	Nutrien Ltd.	4.0000	12/15/26	$ 1,549,532
805,000	Nutrien Ltd.	2.9500	05/13/30	724,796
				2,274,328
	COMMERCIAL SUPPORT SERVICES — 0.8%
450,000	Republic Services, Inc.	5.0000	04/01/34	439,266
450,000	Waste Management, Inc.	4.6250	02/15/33	438,556
				877,822
	ELECTRIC UTILITIES — 3.6%
2,205,000	American Electric Power Company, Inc.	3.2000	11/13/27	2,113,873
1,000,000	Electricite de France S.A.(a)	5.7000	05/23/28	1,016,588
405,000	National Rural Utilities Cooperative Finance	5.0500	09/15/28	408,183
442,000	WEC Energy Group, Inc.	3.5500	06/15/25	439,014
				3,977,658
	GAS & WATER UTILITIES — 1.9%
2,185,000	NiSource, Inc.	3.4900	05/15/27	2,127,664

	INSTITUTIONAL FINANCIAL SERVICES — 0.9%
1,000,000	Cboe Global Markets, Inc.	3.6500	01/12/27	981,855

	MACHINERY — 1.6%
900,000	Caterpillar Financial Services Corporation	4.3500	05/15/26	899,210
900,000	John Deere Capital Corporation	3.9000	06/07/32	837,377
				1,736,587
	METALS & MINING — 1.7%
1,430,000	BHP Billiton Finance USA Ltd.	5.2500	09/08/33	1,438,170
450,000	Rio Tinto Finance USA plc	5.0000	03/09/33	449,907
				1,888,077
	OIL & GAS PRODUCERS — 6.9%
1,815,000	Columbia Pipelines Holding Company, LLC(a)	6.0420	08/15/28	1,859,480
1,150,000	Energy Transfer, L.P.	5.6000	09/01/34	1,149,743
1,980,000	Energy Transfer, L.P.	6.2500	04/15/49	1,990,247
450,000	Enterprise Products Operating, LLC	5.3500	01/31/33	454,143
2,240,000	Phillips 66 Company	3.6050	02/15/25	2,235,805

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 28.3% (Continued)
	OIL & GAS PRODUCERS — 6.9% (Continued)
				$ 7,689,418
	REAL ESTATE INVESTMENT TRUSTS — 3.2%
1,520,000	Digital Realty Trust, L.P.	3.7000	08/15/27	1,478,339
2,200,000	Healthpeak Properties, Inc.	3.5000	07/15/29	2,060,742
				3,539,081
	RETAIL - CONSUMER STAPLES — 1.4%
1,575,000	Dollar General Corporation	4.1250	05/01/28	1,532,193

	RETAIL - DISCRETIONARY — 1.6%
1,795,000	Tractor Supply Company	5.2500	05/15/33	1,796,976

	TRANSPORTATION & LOGISTICS — 2.7%
1,000,000	Canadian Pacific Railway Company	2.9000	02/01/25	998,072
2,190,000	CSX Corporation	3.2500	06/01/27	2,121,940
				3,120,012
	TOTAL CORPORATE BONDS (Cost $32,253,814)			31,541,671

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 3.5%
	LOCAL AUTHORITY — 1.9%
2,235,000	Province of Ontario Canada	2.5000	04/27/26	2,180,200

	SOVEREIGN — 1.6%
1,800,000	Israel Government International Bond	5.5000	03/12/34	1,765,233

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $4,003,787)			3,945,433

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 65.3%
	AGENCY FIXED RATE — 36.9%
1,059,940	Fannie Mae Pool FM5537	2.0000	01/01/36	943,984
789,410	Fannie Mae Pool MA4316	2.5000	04/01/36	718,975
615,172	Fannie Mae Pool MA4366	2.5000	06/01/41	523,933

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 65.3% (Continued)
	AGENCY FIXED RATE — 36.9% (Continued)
359,093	Fannie Mae Pool MA4475	2.5000	10/01/41	$ 307,032
1,026,868	Fannie Mae Pool MA4617	3.0000	04/01/42	908,011
855,132	Fannie Mae Pool FM4053	2.5000	08/01/50	708,325
1,148,451	Fannie Mae Pool CA8897	3.0000	02/01/51	989,589
694,898	Fannie Mae Pool MA4258	3.5000	02/01/51	621,290
399,598	Fannie Mae Pool FM6550	2.0000	03/01/51	316,181
713,642	Fannie Mae Pool CB0855	3.0000	06/01/51	611,418
1,366,632	Fannie Mae Pool FS3744	2.0000	07/01/51	1,073,302
427,147	Fannie Mae Pool FS1807	3.5000	07/01/51	383,364
1,403,333	Fannie Mae Pool CB1384	2.5000	08/01/51	1,155,413
745,945	Fannie Mae Pool FS9085	3.0000	12/01/51	637,089
1,238,294	Fannie Mae Pool FS6141	2.0000	01/01/52	973,530
310,746	Fannie Mae Pool BU1322	2.5000	02/01/52	255,343
860,299	Fannie Mae Pool CB3486	3.5000	05/01/52	762,503
452,318	Fannie Mae Pool FS1704	4.0000	05/01/52	417,362
760,820	Fannie Mae Pool BV9960	4.0000	06/01/52	698,496
824,210	Fannie Mae Pool FS3159	4.5000	10/01/52	779,540
1,249,909	Fannie Mae Pool FS4075	5.0000	04/01/53	1,213,879
1,179,983	Fannie Mae Pool FS5044	4.5000	06/01/53	1,122,461
292,242	Fannie Mae Pool FS4621	5.0000	06/01/53	285,274
906,410	Fannie Mae Pool FS8291	5.5000	07/01/53	901,018
1,119,380	Fannie Mae Pool FS6787	6.0000	01/01/54	1,133,258
1,070,002	Fannie Mae Pool CB7980	5.5000	02/01/54	1,062,778
282,309	Fannie Mae Pool FS8138	6.5000	06/01/54	291,396
1,106,705	Fannie Mae Pool FS9456	5.5000	11/01/54	1,093,487
48,842	Ginnie Mae I Pool 723248	5.0000	10/15/39	48,805
206,421	Ginnie Mae I Pool 783060	4.0000	08/15/40	193,890
113,678	Ginnie Mae I Pool 783403	3.5000	09/15/41	104,366
89,402	Ginnie Mae II Pool 4520	5.0000	08/20/39	89,174
118,208	Ginnie Mae II Pool 4947	5.0000	02/20/41	117,014
217,411	Ginnie Mae II Pool MA3376	3.5000	01/20/46	196,971
138,422	Ginnie Mae II Pool MA3596	3.0000	04/20/46	121,895
367,606	Ginnie Mae II Pool MA3663	3.5000	05/20/46	332,665
132,779	Ginnie Mae II Pool MA3736	3.5000	06/20/46	120,124

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 65.3% (Continued)
	AGENCY FIXED RATE — 36.9% (Continued)
228,733	Ginnie Mae II Pool MA4004	3.5000	10/20/46	$ 206,932
152,999	Ginnie Mae II Pool MA4509	3.0000	06/20/47	134,376
183,634	Ginnie Mae II Pool MA4652	3.5000	08/20/47	165,930
225,250	Ginnie Mae II Pool MA4719	3.5000	09/20/47	203,036
231,333	Ginnie Mae II Pool MA4778	3.5000	10/20/47	208,641
183,449	Ginnie Mae II Pool MA4901	4.0000	12/20/47	171,299
157,924	Ginnie Mae II Pool MA4963	4.0000	01/20/48	147,322
150,363	Ginnie Mae II Pool MA6092	4.5000	08/20/49	143,409
160,860	Ginnie Mae II Pool MA6156	4.5000	09/20/49	153,559
583,933	Ginnie Mae II Pool BN2662	3.0000	10/20/49	507,243
147,651	Ginnie Mae II Pool MA6221	4.5000	10/20/49	141,292
152,708	Ginnie Mae II Pool MA6477	4.5000	02/20/50	146,418
235,900	Ginnie Mae II Pool MA6478	5.0000	02/20/50	232,864
237,158	Ginnie Mae II Pool MA6544	4.5000	03/20/50	227,328
169,738	Ginnie Mae II Pool MA6545	5.0000	03/20/50	167,575
981,770	Ginnie Mae II Pool MA6598	2.5000	04/20/50	824,010
243,136	Ginnie Mae II Pool MA6600	3.5000	04/20/50	219,014
206,351	Ginnie Mae II Pool MA6601	4.0000	04/20/50	191,861
187,174	Ginnie Mae II Pool MA6603	5.0000	04/20/50	184,740
880,823	Ginnie Mae II Pool MA7255	2.5000	03/20/51	736,131
650,796	Ginnie Mae II Pool MA7418	2.5000	06/20/51	544,326
1,084,422	Ginnie Mae II Pool MA7419	3.0000	06/20/51	941,897
983,076	Ginnie Mae II Pool MA7472	2.5000	07/20/51	821,572
1,150,482	Ginnie Mae II Pool CE1974	3.0000	08/20/51	1,010,888
1,028,797	Ginnie Mae II Pool CE1990	2.5000	09/20/51	858,992
1,157,983	Ginnie Mae II Pool MA7705	2.5000	11/20/51	967,736
1,237,903	Ginnie Mae II Pool MA7768	3.0000	12/20/51	1,074,540
936,427	Ginnie Mae II Pool MA7829	3.5000	01/20/52	838,139
908,959	Ginnie Mae II Pool MA7939	4.0000	03/20/52	837,799
1,028,273	Ginnie Mae II Pool MA7987	2.5000	04/20/52	859,303
985,329	Ginnie Mae II Pool MA8268	4.5000	09/20/52	933,932
1,006,517	Ginnie Mae II Pool MA8800	5.0000	04/20/53	979,457
1,212,891	Ginnie Mae II Pool MA8874	3.0000	05/20/53	1,056,547
1,213,163	Ginnie Mae II Pool MA8943	3.0000	06/20/53	1,052,714

TIMOTHY PLAN FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 65.3% (Continued)
	AGENCY FIXED RATE — 36.9% (Continued)
914,107	Ginnie Mae II Pool MA9017	5.5000	07/20/53	$ 908,922
				41,012,879
	U.S. TREASURY BILLS — 20.2%
1,565,000	United States Treasury Note	1.5000	02/15/25	1,559,565
3,295,000	United States Treasury Note	4.8750	04/30/26	3,321,000
4,885,000	United States Treasury Note	4.6250	04/30/29	4,932,323
1,220,000	United States Treasury Note	4.6250	04/30/31	1,230,484
3,430,000	United States Treasury Note	4.5000	02/15/44	3,278,330
8,435,000	United States Treasury Note	4.6250	05/15/54	8,212,263
				22,533,965
	U.S. TREASURY NOTES — 8.2%
9,215,000	United States Treasury Note	4.3750	05/15/34	9,078,215

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $77,560,225)			72,625,059

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 2.3%
	MONEY MARKET FUNDS - 2.3%
2,567,208	Fidelity Investments Money Market Government Portfolio, Class I, 4.33% (Cost $2,567,208)(b)			2,567,208

	TOTAL INVESTMENTS - 99.4% (Cost $116,385,034)			$ 110,679,371
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%			688,036
	NET ASSETS - 100.0%			$ 111,367,407

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
S/A	- Société Anonyme

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024 the total market value of 144A securities is $2,876,068 or 2.6% of net assets.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 51.3%
	EQUITY - 51.3%
372,000	Timothy Plan High Dividend Stock Enhanced ETF(a)			$ 9,229,320

	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,409,143)			9,229,320

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 10.9%
	CHEMICALS — 0.8%
85,000	Nutrien Ltd.	4.0000	12/15/26	83,816
60,000	Nutrien Ltd.	2.9500	05/13/30	53,984
				137,800
	COMMERCIAL SUPPORT SERVICES — 0.5%
35,000	Republic Services, Inc.	5.0000	04/01/34	34,147
50,000	Waste Management, Inc.	4.6250	02/15/33	48,712
				82,859
	ELECTRIC UTILITIES — 1.2%
135,000	American Electric Power Company, Inc.	3.2000	11/13/27	129,367
70,000	National Rural Utilities Cooperative Finance	5.0500	09/15/28	70,524
22,000	WEC Energy Group, Inc.	3.5500	06/15/25	21,846
				221,737
	GAS & WATER UTILITIES — 0.7%
130,000	NiSource, Inc.	3.4900	05/15/27	126,552

	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
55,000	Cboe Global Markets, Inc.	3.6500	01/12/27	53,988

	MACHINERY — 0.6%
55,000	Caterpillar Financial Services Corporation	4.3500	05/15/26	54,923
55,000	John Deere Capital Corporation	3.9000	06/07/32	51,142
				106,065
	METALS & MINING — 0.8%
85,000	BHP Billiton Finance USA Ltd.	5.2500	09/08/33	85,436
70,000	Rio Tinto Finance USA plc	5.0000	03/09/33	69,960
				155,396

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 10.9% (Continued)
	OIL & GAS PRODUCERS — 2.8%
115,000	Columbia Pipelines Holding Company, LLC(b)	6.0420	08/15/28	$ 117,780
70,000	Energy Transfer, L.P.	5.6000	09/01/34	69,939
120,000	Energy Transfer, L.P.	6.2500	04/15/49	120,446
70,000	Enterprise Products Operating, LLC	5.3500	01/31/33	70,614
115,000	Phillips 66 Company	3.6050	02/15/25	114,777
				493,556
	REAL ESTATE INVESTMENT TRUSTS — 1.1%
95,000	Digital Realty Trust, L.P.	3.7000	08/15/27	92,334
120,000	Healthpeak Properties, Inc.	3.5000	07/15/29	112,341
				204,675
	RETAIL - CONSUMER STAPLES — 0.5%
95,000	Dollar General Corporation	4.1250	05/01/28	92,356

	RETAIL - DISCRETIONARY — 0.6%
110,000	Tractor Supply Company	5.2500	05/15/33	110,007

	TRANSPORTATION & LOGISTICS — 1.0%
55,000	Canadian Pacific Railway Company	2.9000	02/01/25	54,891
130,000	CSX Corporation	3.2500	06/01/27	125,921
				180,812
	TOTAL CORPORATE BONDS (Cost $1,975,385)			1,965,803

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 1.8%
	LOCAL AUTHORITY — 0.7%
135,000	Province of Ontario Canada	2.5000	04/27/26	131,623

	SOVEREIGN — 1.1%
200,000	Israel Government International Bond	5.5000	03/12/34	195,137

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $325,602)			326,760

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 34.8%
	AGENCY FIXED RATE — 15.6%
94,217	Fannie Mae Pool FM5537	2.0000	01/01/36	$ 83,858
61,276	Fannie Mae Pool MA4316	2.5000	04/01/36	55,780
18,510	Fannie Mae Pool MA4475	2.5000	10/01/41	15,818
54,662	Fannie Mae Pool MA4617	3.0000	04/01/42	48,310
42,604	Fannie Mae Pool FM4053	2.5000	08/01/50	35,270
46,876	Fannie Mae Pool CA8897	3.0000	02/01/51	40,369
6,460	Fannie Mae Pool MA4258	3.5000	02/01/51	5,773
18,500	Fannie Mae Pool FM6550	2.0000	03/01/51	14,628
35,045	Fannie Mae Pool CB0855	3.0000	06/01/51	30,009
57,683	Fannie Mae Pool FS3744	2.0000	07/01/51	45,270
91,271	Fannie Mae Pool FS1807	3.5000	07/01/51	81,880
134,404	Fannie Mae Pool CB1384	2.5000	08/01/51	110,597
63,798	Fannie Mae Pool FS9085	3.0000	12/01/51	54,458
29,798	Fannie Mae Pool BU1322	2.5000	02/01/52	24,471
93,234	Fannie Mae Pool CB3486	3.5000	05/01/52	82,599
62,931	Fannie Mae Pool FS1704	4.0000	05/01/52	58,043
87,682	Fannie Mae Pool FS3159	4.5000	10/01/52	82,896
81,330	Fannie Mae Pool FS4075	5.0000	04/01/53	78,954
93,157	Fannie Mae Pool FS5044	4.5000	06/01/53	88,579
89,697	Fannie Mae Pool FS8291	5.5000	07/01/53	89,128
93,044	Fannie Mae Pool CB7980	5.5000	02/01/54	92,379
28,709	Fannie Mae Pool FS8138	6.5000	06/01/54	29,622
88,145	Fannie Mae Pool FS9456	5.5000	11/01/54	87,071
42,296	Ginnie Mae I Pool 723248	5.0000	10/15/39	42,248
43,432	Ginnie Mae I Pool 783403	3.5000	09/15/41	39,857
38,676	Ginnie Mae II Pool MA3376	3.5000	01/20/46	35,025
28,787	Ginnie Mae II Pool MA3596	3.0000	04/20/46	25,336
24,507	Ginnie Mae II Pool MA3663	3.5000	05/20/46	22,168
31,968	Ginnie Mae II Pool MA3736	3.5000	06/20/46	28,908
10,845	Ginnie Mae II Pool MA4509	3.0000	06/20/47	9,520
30,485	Ginnie Mae II Pool MA4652	3.5000	08/20/47	27,534
28,668	Ginnie Mae II Pool MA4719	3.5000	09/20/47	25,830
54,845	Ginnie Mae II Pool MA4778	3.5000	10/20/47	49,444
20,651	Ginnie Mae II Pool MA6092	4.5000	08/20/49	19,688

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 34.8% (Continued)
	AGENCY FIXED RATE — 15.6% (Continued)
15,828	Ginnie Mae II Pool MA6156	4.5000	09/20/49	$ 15,104
40,875	Ginnie Mae II Pool BN2662	3.0000	10/20/49	35,488
17,062	Ginnie Mae II Pool MA6221	4.5000	10/20/49	16,320
15,245	Ginnie Mae II Pool MA6478	5.0000	02/20/50	15,043
18,361	Ginnie Mae II Pool MA6544	4.5000	03/20/50	17,592
11,964	Ginnie Mae II Pool MA6545	5.0000	03/20/50	11,807
18,884	Ginnie Mae II Pool MA6600	3.5000	04/20/50	17,003
17,196	Ginnie Mae II Pool MA6601	4.0000	04/20/50	15,982
22,349	Ginnie Mae II Pool MA6603	5.0000	04/20/50	22,050
42,376	Ginnie Mae II Pool MA7255	2.5000	03/20/51	35,395
34,434	Ginnie Mae II Pool MA7418	2.5000	06/20/51	28,784
100,805	Ginnie Mae II Pool MA7419	3.0000	06/20/51	87,509
107,245	Ginnie Mae II Pool MA7472	2.5000	07/20/51	89,576
97,499	Ginnie Mae II Pool CE1974	3.0000	08/20/51	85,623
70,808	Ginnie Mae II Pool CE1990	2.5000	09/20/51	59,088
121,512	Ginnie Mae II Pool MA7768	3.0000	12/20/51	105,419
50,935	Ginnie Mae II Pool MA7829	3.5000	01/20/52	45,569
66,319	Ginnie Mae II Pool MA7939	4.0000	03/20/52	61,101
105,949	Ginnie Mae II Pool MA8800	5.0000	04/20/53	103,059
114,905	Ginnie Mae II Pool MA8874	3.0000	05/20/53	100,040
97,222	Ginnie Mae II Pool MA8943	3.0000	06/20/53	84,318
90,548	Ginnie Mae II Pool MA9017	5.5000	07/20/53	89,999
				2,803,189
	U.S. TREASURY BILLS — 15.2%
190,000	United States Treasury Note	1.5000	02/15/25	189,335
505,000	United States Treasury Note	4.8750	04/30/26	508,906
335,000	United States Treasury Note	4.6250	04/30/29	338,167
750,000	United States Treasury Note	4.6250	04/30/31	756,269
350,000	United States Treasury Note	4.5000	02/15/44	334,414
630,000	United States Treasury Note	4.6250	05/15/54	613,167
				2,740,258
	U.S. TREASURY NOTES — 4.0%
735,000	United States Treasury Note	4.3750	05/15/34	723,860

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
U.S. GOVERNMENT & AGENCIES — 34.8% (Continued)
U.S. TREASURY NOTES — 4.0% (Continued)

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $6,570,350)			$ 6,267,307

Shares				Fair Value
SHORT-TERM INVESTMENTS — 1.0%
MONEY MARKET FUNDS - 1.0%
171,482	Fidelity Investments Money Market Government Portfolio, Class I, 4.33% (Cost $171,482)(c)			171,482

	TOTAL INVESTMENTS - 99.8% (Cost $18,451,962)			$ 17,960,672
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%			37,941
	NET ASSETS - 100.0%			$ 17,998,613

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company

(a)	Investment in affiliate.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024 the total market value of 144A securities is $117,780 or 0.7% of net assets.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2024.

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.6%
	AEROSPACE & DEFENSE — 1.5%
665,000	Goat Holdco, LLC(a)		6.7500	02/01/32	$ 659,238
1,000,000	TransDigm, Inc.(a)		6.3750	03/01/29	1,003,472
1,250,000	TransDigm, Inc.(a)		6.8750	12/15/30	1,269,480
					2,932,190
	ASSET MANAGEMENT — 0.8%
1,600,000	AG TTMT Escrow Issuer, LLC(a)		8.6250	09/30/27	1,660,480

	AUTOMOTIVE — 3.2%
2,750,000	Adient Global Holdings Ltd.(a)		8.2500	04/15/31	2,815,368
2,120,000	Aptiv plc / Aptiv Global Financing DAC(b)	H15T5Y + 3.385%	6.8750	12/15/54	2,071,274
1,500,000	Goodyear Tire & Rubber Company (The)		5.6250	04/30/33	1,318,963
					6,205,605
	BIOTECH & PHARMA — 0.2%
439,000	Bausch Health Americas, Inc.(a)		8.5000	01/31/27	362,779

	CHEMICALS — 7.1%
2,000,000	Avient Corporation(a)		7.1250	08/01/30	2,051,780
645,000	Avient Corporation(a)		6.2500	11/01/31	636,854
2,500,000	Axalta Coating Systems, LLC(a)		3.3750	02/15/29	2,271,515
3,000,000	Chemours Company (The)(a)		4.6250	11/15/29	2,610,076
1,565,000	Chemours Company (The)(a)		8.0000	01/15/33	1,531,050
1,360,000	INEOS Finance plc(a)		7.5000	04/15/29	1,393,903
2,570,000	Mativ Holdings, Inc.(a)		8.0000	10/01/29	2,478,631
1,000,000	WR Grace Holdings, LLC(a)		7.3750	03/01/31	1,027,801
					14,001,610
	COMMERCIAL SUPPORT SERVICES — 8.2%
2,560,000	Allied Universal Holdco, LLC(a)		7.8750	02/15/31	2,619,725
955,000	Allied Universal Holdco, LLC / Allied Universal Finance Corporation(a)		9.7500	07/15/27	962,578
125,000	Allied Universal Holdco, LLC/Allied Universal Finance Corporation(a)		4.6250	06/01/28	117,856
1,625,000	Clean Harbors, Inc.(a)		6.3750	02/01/31	1,637,423
1,625,000	Covanta Holding Corporation(a)		4.8750	12/01/29	1,504,627
2,250,000	Covanta Holding Corporation		5.0000	09/01/30	2,079,792
3,755,000	Enviri Corporation(a)		5.7500	07/31/27	3,592,684
500,000	GFL Environmental, Inc.(a)		6.7500	01/15/31	514,035

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.6% (Continued)
	COMMERCIAL SUPPORT SERVICES — 8.2% (Continued)
1,000,000	VT Topco, Inc.(a)		8.5000	08/15/30	$ 1,060,390
1,200,000	Waste Pro USA, Inc.(a)		5.5000	02/15/26	1,203,882
1,000,000	Williams Scotsman, Inc.(a)		6.6250	06/15/29	1,012,826
					16,305,818
	CONSTRUCTION MATERIALS — 0.6%
500,000	Cemex S.A.B. de C.V.(a)		5.2000	09/17/30	479,930
500,000	Cemex S.A.B. de C.V.(a)		3.8750	07/11/31	436,469
335,000	Standard Industries, Inc.(a)		6.5000	08/15/32	335,825
					1,252,224
	CONSUMER SERVICES — 2.5%
3,092,000	PROG Holdings, Inc.(a)		6.0000	11/15/29	2,972,555
2,000,000	Upbound Group, Inc.(a)		6.3750	02/15/29	1,947,552
					4,920,107
	CONTAINERS & PACKAGING — 7.8%
875,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh Metal Packaging Finance plc(a)		6.0000	06/15/27	868,950
2,500,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh Metal Packaging Finance plc(a)		4.0000	09/01/29	2,150,358
1,000,000	Canpack S.A. / Canpack US, LLC(a)		3.8750	11/15/29	901,419
1,000,000	Graham Packaging Company, Inc.(a)		7.1250	08/15/28	990,409
1,250,000	Graphic Packaging International, LLC(a)		3.7500	02/01/30	1,130,208
1,250,000	LABL, Inc.(a)		5.8750	11/01/28	1,115,970
625,000	LABL, Inc.(a)		9.5000	11/01/28	626,619
1,000,000	LABL, Inc.(a)		8.2500	11/01/29	869,375
3,300,000	Mauser Packaging Solutions Holding Company(a)		7.8750	04/15/27	3,370,819
1,500,000	Pactiv Evergreen Group Issuer, LLC / Pactiv Evergreen Group Issuer, Inc.(a)		4.3750	10/15/28	1,500,000
1,750,000	TriMas Corporation(a)		4.1250	04/15/29	1,614,623
					15,138,750
	ELECTRIC UTILITIES — 1.6%
910,000	Alpha Generation, LLC(a)		6.7500	10/15/32	901,173
2,000,000	Vistra Corporation(a),(b)	H15T5Y + 5.740%	7.0000	06/15/70	2,013,635
250,000	Vistra Operations Company, LLC(a)		4.3750	05/01/29	235,608
					3,150,416
	ELECTRICAL EQUIPMENT — 2.5%
500,000	BWX Technologies, Inc.(a)		4.1250	06/30/28	468,556
1,000,000	BWX Technologies, Inc.(a)		4.1250	04/15/29	932,955

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.6% (Continued)
	ELECTRICAL EQUIPMENT — 2.5% (Continued)
700,000	Gates Corporation (The)(a)	6.8750	07/01/29	$ 712,850
1,360,000	WESCO Distribution, Inc.(a)	6.3750	03/15/29	1,379,877
1,360,000	WESCO Distribution, Inc.(a)	6.6250	03/15/32	1,383,984
				4,878,222
	FOOD — 0.8%
1,600,000	Darling Ingredients, Inc.(a)	6.0000	06/15/30	1,579,770

	HEALTH CARE FACILITIES & SERVICES — 4.3%
835,000	Concentra Escrow Issuer Corporation(a)	6.8750	07/15/32	850,186
320,000	HAH Group Holding Company, LLC(a)	9.7500	10/01/31	320,661
750,000	HealthEquity, Inc.(a)	4.5000	10/01/29	704,056
1,000,000	Heartland Dental, LLC / Heartland Dental Finance Corporation(a)	10.5000	04/30/28	1,061,457
250,000	LifePoint Health, Inc.(a)	5.3750	01/15/29	219,457
2,000,000	LifePoint Health, Inc.(a)	9.8750	08/15/30	2,159,820
625,000	LifePoint Health, Inc.(a)	11.0000	10/15/30	686,766
1,250,000	Pediatrix Medical Group, Inc.(a)	5.3750	02/15/30	1,194,426
500,000	Star Parent, Inc.(a)	9.0000	10/01/30	519,925
750,000	Tenet Healthcare Corporation	6.1250	10/01/28	749,280
				8,466,034
	HOME CONSTRUCTION — 4.4%
500,000	Ashton Woods USA, LLC / Ashton Woods Finance Company(a)	6.6250	01/15/28	503,246
1,250,000	Ashton Woods USA, LLC / Ashton Woods Finance Company(a)	4.6250	08/01/29	1,151,480
1,000,000	Ashton Woods USA, LLC / Ashton Woods Finance Company(a)	4.6250	04/01/30	908,401
3,542,000	Interface, Inc.(a)	5.5000	12/01/28	3,482,633
680,000	STL Holding Company, LLC(a)	8.7500	02/15/29	722,886
2,023,000	Weekley Homes, LLC / Weekley Finance Corporation(a)	4.8750	09/15/28	1,937,930
				8,706,576
	HOUSEHOLD PRODUCTS — 0.5%
1,000,000	Energizer Holdings, Inc.(a)	6.5000	12/31/27	1,004,498

	INDUSTRIAL SUPPORT SERVICES — 0.3%
500,000	BCPE Empire Holdings, Inc.(a)	7.6250	05/01/27	498,796

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.6% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 0.7%
1,250,000	Aretec Group, Inc.(a)	10.0000	08/15/30	$ 1,366,713

	INSURANCE — 3.4%
1,000,000	Acrisure, LLC / Acrisure Finance, Inc.(a)	8.2500	02/01/29	1,036,516
1,000,000	Acrisure, LLC / Acrisure Finance, Inc.(a)	7.5000	11/06/30	1,030,709
1,575,000	Baldwin Insurance Group Holdings, LLC / Baldwin Insurance Group Holdings Finance(a)	7.1250	05/15/31	1,609,263
1,250,000	HUB International Ltd.(a)	7.2500	06/15/30	1,282,275
500,000	HUB International Ltd.(a)	7.3750	01/31/32	508,139
1,320,000	Ryan Specialty, LLC(a)	5.8750	08/01/32	1,307,414
				6,774,316
	LEISURE FACILITIES & SERVICES — 1.5%
1,250,000	Brinker International, Inc.(a)	8.2500	07/15/30	1,321,341
1,500,000	Raising Cane's Restaurants, LLC(a)	9.3750	05/01/29	1,608,768
				2,930,109
	MACHINERY — 0.8%
1,000,000	Esab Corporation(a)	6.2500	04/15/29	1,013,689
500,000	SPX FLOW, Inc.(a)	8.7500	04/01/30	512,930
				1,526,619
	MEDICAL EQUIPMENT & DEVICES — 3.0%
750,000	Bausch & Lomb Escrow Corporation(a)	8.3750	10/01/28	777,188
1,000,000	Medline Borrower, L.P.(a)	3.8750	04/01/29	926,907
1,500,000	Medline Borrower, L.P.(a)	5.2500	10/01/29	1,449,021
2,750,000	Sotera Health Holdings, LLC(a)	7.3750	06/01/31	2,789,465
				5,942,581
	METALS & MINING — 0.9%
2,000,000	Kaiser Aluminum Corporation(a)	4.5000	06/01/31	1,765,382

	OIL & GAS PRODUCERS — 5.4%
1,322,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(a)	5.5000	06/15/31	1,263,710
1,500,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(a)	7.5000	12/15/33	1,578,503
500,000	Genesis Energy, L.P. / Genesis Energy Finance Corporation	7.7500	02/01/28	501,088
100,000	Genesis Energy, L.P. / Genesis Energy Finance Corporation	8.2500	01/15/29	101,075
750,000	Genesis Energy, L.P. / Genesis Energy Finance Corporation	8.8750	04/15/30	763,894
1,500,000	Global Partners, L.P. / GLP Finance Corporation	7.0000	08/01/27	1,513,233

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.6% (Continued)
	OIL & GAS PRODUCERS — 5.4% (Continued)
500,000	Global Partners, L.P. / GLP Finance Corporation(a)	8.2500	01/15/32	$ 514,594
1,250,000	ITT Holdings, LLC(a)	6.5000	08/01/29	1,145,542
2,000,000	NuStar Logistics, L.P. B	5.6250	04/28/27	1,986,856
1,250,000	Permian Resources Operating, LLC(a)	5.8750	07/01/29	1,227,409
100,000	Permian Resources Operating, LLC(a)	7.0000	01/15/32	101,609
				10,697,513
	REAL ESTATE INVESTMENT TRUSTS — 1.7%
1,140,000	Diversified Healthcare Trust	9.7500	06/15/25	1,143,567
750,000	Service Properties Trust	5.5000	12/15/27	704,842
1,375,000	Service Properties Trust(a)	8.6250	11/15/31	1,437,061
				3,285,470
	REAL ESTATE OWNERS & DEVELOPERS — 2.4%
1,500,000	Greystar Real Estate Partners, LLC(a)	7.7500	09/01/30	1,586,186
3,499,000	Howard Hughes Corporation (The)(a)	4.3750	02/01/31	3,153,035
				4,739,221
	REAL ESTATE SERVICES — 0.7%
1,345,000	Newmark Group, Inc.	7.5000	01/12/29	1,406,609

	RETAIL - CONSUMER STAPLES — 0.6%
1,250,000	Ingles Markets, Inc.(a)	4.0000	06/15/31	1,107,953

	RETAIL - DISCRETIONARY — 5.2%
1,550,000	Beacon Roofing Supply, Inc.(a)	4.1250	05/15/29	1,472,214
750,000	Builders FirstSource, Inc.(a)	6.3750	03/01/34	741,139
1,118,000	Champions Financing, Inc.(a)	8.7500	02/15/29	1,091,346
65,000	Cougar JV Subsidiary, LLC(a)	8.0000	05/15/32	67,535
3,162,000	Ken Garff Automotive, LLC(a)	4.8750	09/15/28	3,042,055
1,500,000	Lithia Motors, Inc.(a)	3.8750	06/01/29	1,372,154
750,000	Lithia Motors, Inc.(a)	4.3750	01/15/31	682,658
500,000	Sally Holdings, LLC / Sally Capital, Inc.	6.7500	03/01/32	501,537
1,550,000	Sonic Automotive, Inc.(a)	4.8750	11/15/31	1,392,139
				10,362,777
	SEMICONDUCTORS — 0.4%
750,000	Entegris Escrow Corporation(a)	4.7500	04/15/29	718,783

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.6% (Continued)
	SOFTWARE — 0.5%
1,000,000	UKG, Inc.(a)		6.8750	02/01/31	$ 1,015,607

	SPECIALTY FINANCE — 17.0%
1,000,000	AerCap Ireland Capital DAC / Aercap Global Aviation Trust(b)	H15T5Y + 2.720%	6.9500	03/10/55	1,030,300
2,500,000	Air Lease Corporation(b)	H15T5Y + 4.076%	4.6500	06/15/70	2,424,442
290,000	Bread Financial Holdings, Inc.(a)		7.0000	01/15/26	290,618
1,750,000	Bread Financial Holdings, Inc.(a)		9.7500	03/15/29	1,882,440
1,000,000	Burford Capital Global Finance, LLC(a)		6.2500	04/15/28	1,000,484
3,710,000	Burford Capital Global Finance, LLC(a)		9.2500	07/01/31	3,943,363
1,000,000	Freedom Mortgage Corporation(a)		6.6250	01/15/27	1,001,219
1,000,000	Freedom Mortgage Corporation(a)		12.0000	10/01/28	1,088,556
2,000,000	Freedom Mortgage Holdings, LLC(a)		9.1250	05/15/31	2,064,641
2,955,000	ILFC E-Capital Trust I(a),(b)	TSFR3M + 1.812%	6.1490	12/21/65	2,443,498
1,500,000	ILFC E-Capital Trust II(a),(b)	TSFR3M + 2.062%	6.3990	12/21/65	1,259,466
1,670,000	Jefferies Finance, LLC / JFIN Co-Issuer Corporation(a)		6.6250	10/15/31	1,669,066
1,250,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corporation(a)		4.2500	02/01/27	1,206,236
1,000,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corporation(a)		7.0000	07/15/31	1,028,939
500,000	Nationstar Mortgage Holdings, Inc. (a)		6.0000	01/15/27	497,757
1,250,000	Nationstar Mortgage Holdings, Inc.(a)		5.5000	08/15/28	1,214,764
1,340,000	Nationstar Mortgage Holdings, Inc.(a)		6.5000	08/01/29	1,339,117
1,500,000	OneMain Finance Corporation		9.0000	01/15/29	1,593,299
1,500,000	Rithm Capital Corporation(a)		6.2500	10/15/25	1,499,813
2,250,000	Rithm Capital Corporation(a)		8.0000	04/01/29	2,253,672
820,000	Starwood Property Trust, Inc.(a)		6.0000	04/15/30	805,442
1,820,000	Starwood Property Trust, Inc.(a)		6.5000	07/01/30	1,823,494
					33,360,626
	STEEL — 1.8%
1,000,000	Commercial Metals Company		4.3750	03/15/32	896,453
2,804,000	TMS International Corporation(a)		6.2500	04/15/29	2,713,548
					3,610,001
	TECHNOLOGY HARDWARE — 1.2%
550,000	Ciena Corporation(a)		4.0000	01/31/30	507,850

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 95.6% (Continued)
	TECHNOLOGY HARDWARE — 1.2% (Continued)
1,000,000	TTM Technologies, Inc.(a)	4.0000	03/01/29	$ 928,875
1,000,000	Zebra Technologies Corporation(a)	6.5000	06/01/32	1,015,317
				2,452,042
	TECHNOLOGY SERVICES — 0.4%
250,000	GTCR W-2 Merger Sub, LLC(a)	7.5000	01/15/31	262,289
500,000	Insight Enterprises, Inc.(a)	6.6250	05/15/32	503,454
				765,743
	WHOLESALE - CONSUMER STAPLES — 1.7%
1,280,000	KeHE Distributors, LLC / KeHE Finance Corporation(a)	9.0000	02/15/29	1,327,950
2,000,000	United Natural Foods, Inc.(a)	6.7500	10/15/28	1,973,163
				3,301,113
	TOTAL CORPORATE BONDS (Cost $185,821,359)			188,193,053

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 2.8%
	MONEY MARKET FUNDS - 2.8%
5,565,378	Fidelity Investments Money Market Government Portfolio, Class I, 4.33% (Cost $5,565,378)(c)			5,565,378

	TOTAL INVESTMENTS - 98.4% (Cost $191,386,737)			$ 193,758,431
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.6%			3,234,980
	NET ASSETS - 100.0%			$ 196,993,411

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
TSFR3M	Term SOFR Secured Overnight Financing Rate 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024 the total market value of 144A securities is $167,406,549 or 85.0% of net assets.
(b)	Variable rate security; the rate shown represents the rate on December 31, 2024.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2024.

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.6%
	AEROSPACE & DEFENSE - 4.3%
82,000	Safran S.A. - ADR	$ 4,469,000
100,200	Thales S.A. - ADR	2,862,724
		7,331,724
	APPAREL & TEXTILE PRODUCTS - 1.9%
212,000	Cie Financiere Richemont S.A. - ADR	3,218,160

	AUTOMOTIVE - 1.1%
43,800	Magna International, Inc.	1,830,402

	BANKING - 13.4%
38,922	DBS Group Holdings Ltd. - ADR	4,983,573
34,500	HDFC Bank Ltd. - ADR	2,203,170
102,100	ICICI Bank Ltd. - ADR	3,048,706
410,000	Itau Unibanco Holding S.A. - ADR	2,033,600
72,700	KBC Group N.V. - ADR	2,804,039
334,000	Sumitomo Mitsui Financial Group, Inc. - ADR	4,839,660
155,000	UniCredit SpA - ADR	3,096,900
		23,009,648
	BIOTECH & PHARMA - 2.0%
5,500	Argenx S.E. - ADR(a)	3,382,500

	CHEMICALS - 2.1%
109,362	Air Liquide S.A. - ADR	3,526,925

	CONSTRUCTION MATERIALS - 3.1%
58,000	CRH PLC	5,366,160

	DIVERSIFIED INDUSTRIALS - 1.8%
61,000	Hitachi Ltd. - ADR	3,017,060

	ELECTRIC UTILITIES - 3.1%
438,000	Enel - Societa per Azioni - ADR	3,101,040
39,200	Iberdrola SA - ADR	2,161,488
		5,262,528

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	ELECTRICAL EQUIPMENT - 2.7%
85,000	ABB Ltd. - ADR	$ 4,565,350

	ENGINEERING & CONSTRUCTION - 2.7%
63,000	Cellnex Telecom S.A. - ADR	982,170
139,000	Vinci S.A. - ADR	3,567,783
		4,549,953
	FOOD - 0.5%
53,000	Mowi ASA - ADR	904,180

	HEALTH CARE FACILITIES & SERVICES - 1.8%
14,400	ICON plc(a)	3,019,824

	HOUSEHOLD PRODUCTS - 2.3%
224,000	Haleon plc - ADR	2,136,960
408,000	Unicharm Corporation - ADR	1,644,240
		3,781,200
	INDUSTRIAL SUPPORT SERVICES - 1.4%
9,500	Ashtead Group plc - ADR	2,322,750

	INSTITUTIONAL FINANCIAL SERVICES - 3.3%
158,000	London Stock Exchange Group plc - ADR	5,639,020

	INSURANCE - 5.9%
90,000	AIA Group Ltd. - ADR	2,593,800
297,000	Muenchener Rueckversicherungs-Gesellschaft A.G. in - ADR	2,975,940
123,000	Tokio Marine Holdings, Inc. - ADR	4,430,460
		10,000,200
	INTERNET MEDIA & SERVICES - 4.8%
485,181	Prosus N.V. - ADR	3,852,337
152,500	Yandex N.V., Class A(a)	4,224,250
		8,076,587
	MACHINERY - 4.5%
244,000	Atlas Copco A.B. - ADR	3,259,840

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	MACHINERY - 4.5% (Continued)
68,150	Techtronic Industries Company Ltd. - ADR	$ 4,471,321
		7,731,161
	MEDICAL EQUIPMENT & DEVICES - 6.5%
62,500	Alcon, Inc.	5,305,625
35,000	Hoya Corporation - ADR	4,340,000
66,400	Smith & Nephew plc - ADR	1,632,112
		11,277,737
	METALS & MINING - 0.9%
26,300	Rio Tinto plc - ADR	1,546,703

	OIL & GAS PRODUCERS - 5.0%
142,600	Canadian Natural Resources Ltd.	4,402,062
128,000	Equinor ASA - ADR	3,032,320
81,500	Petroleo Brasileiro S.A. - ADR	1,048,090
		8,482,472
	SEMICONDUCTORS - 7.6%
8,300	ASM International N.V. - ADR	4,723,945
5,700	NXP Semiconductors N.V.	1,184,745
27,900	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	5,509,971
19,200	Tokyo Electron Ltd. - ADR	1,449,408
		12,868,069
	SOFTWARE - 1.7%
17,100	Nice Ltd. - ADR(a)	2,904,264

	SPECIALTY FINANCE - 2.6%
42,000	ORIX Corporation - ADR	4,461,660

	TECHNOLOGY HARDWARE - 2.1%
352,028	FUJIFILM Holdings Corporation - ADR	3,636,449

	TECHNOLOGY SERVICES - 3.0%
51,000	Amadeus IT Group S.A. - ADR	3,597,540
71,000	Infosys Ltd. - ADR	1,556,320
		5,153,860

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	TRANSPORTATION & LOGISTICS - 3.4%
65,500	Canadian Pacific Kansas City LTD.	$ 4,740,235
25,000	Ryanair Holdings plc - ADR	1,089,750
		5,829,985
	WHOLESALE - CONSUMER STAPLES - 2.1%
37,100	ITOCHU Corporation - ADR	3,656,576

	TOTAL COMMON STOCKS (Cost $125,887,359)	166,353,107

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.1%
	MONEY MARKET FUNDS - 2.1%
3,642,297	Fidelity Investments Money Market Government Portfolio, Class I, 4.33% (Cost $3,642,297)(b)	3,642,297

	TOTAL INVESTMENTS - 99.7% (Cost $129,529,656)	$ 169,995,404
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	445,433
	NET ASSETS - 100.0%	$ 170,440,837

ADR	- American Depositary Receipt
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
DECEMBER 31, 2024

Diversification of Assets
Country	% of Net Assets
Japan	18.5%
Netherlands	10.2%
France	8.5%
United Kingdom	7.8%
Switzerland	7.7%
Canada	6.4%
Ireland	5.6%
Hong Kong	4.2%
India	4.0%
Spain	4.0%
Italy	3.6%
Taiwan Province Of China	3.2%
Singapore	2.9%
Norway	2.3%
Sweden	1.9%
Brazil	1.8%
Germany	1.8%
Israel	1.7%
Belgium	1.7%
Total	97.6%
Money Market Funds	2.1%
Other Assets Less Liabilities - Net	0.3%
Grand Total	100.0%

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.1%
	AEROSPACE & DEFENSE - 6.5%
17,101	Elbit Systems Ltd.	$ 4,413,255
92,000	Leonardo DRS, Inc.(a)	2,972,520
		7,385,775
	APPAREL & TEXTILE PRODUCTS - 2.7%
23,816	Delta Galil Ltd.	1,316,127
20,000	Fox Wizel Ltd.	1,644,121
		2,960,248
	BANKING - 18.5%
430,000	Bank Hapoalim BM	5,204,168
478,000	Bank Leumi Le-Israel BM	5,697,048
45,300	First International Bank Of Israel Ltd.	2,234,362
527,000	Israel Discount Bank Ltd., Class A	3,610,701
95,000	Mizrahi Tefahot Bank Ltd.	4,116,353
		20,862,632
	CHEMICALS - 1.1%
247,902	ICL Group Ltd.	1,224,636

	ELECTRIC UTILITIES - 1.4%
22,700	Ormat Technologies, Inc.	1,537,268

	ELECTRICAL EQUIPMENT - 1.8%
24,300	Camtek Ltd.	1,962,711

	HEALTH CARE FACILITIES & SERVICES - 2.0%
12,769	Danel Adir Yeoshua Ltd.	1,428,842
1,575,013	Novolog Ltd.	784,215
		2,213,057
	INSTITUTIONAL FINANCIAL SERVICES - 3.8%
365,194	Tel Aviv Stock Exchange Ltd.	4,241,118

	INSURANCE - 5.1%
97,000	Harel Insurance Investments & Financial Services	1,343,844
773,628	Migdal Insurance & Financial Holdings Ltd.	1,458,476

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	INSURANCE - 5.1% (Continued)
199,400	Phoenix Holdings Ltd. (The)	$ 2,915,454
		5,717,774
	LEISURE FACILITIES & SERVICES - 1.6%
12,800	Fattal Holdings 1998 Ltd.(a)	1,840,537

	MEDICAL EQUIPMENT & DEVICES - 0.3%
23,000	Inmode Ltd.(a)	384,100

	OIL & GAS PRODUCERS - 8.0%
104,968	Energean plc	1,370,679
102,000	Energean plc	1,355,625
5,600	Israel Corp Ltd. (The)	1,470,209
1,100,000	Isramco Negev 2, L.P.	573,711
350,000	Newmed Energy, L.P.	1,071,978
2,350,000	Oil Refineries Ltd.	607,335
8,000	Paz Oil Company Ltd.	991,972
1,600,000	Ratio Energies Finance, L.P.	1,499,615
		8,941,124
	REAL ESTATE INVESTMENT TRUSTS - 3.5%
12,000	Big Shopping Centers Ltd.(a)	1,782,580
399,000	Reit 1 Ltd.	2,105,139
		3,887,719
	REAL ESTATE OWNERS & DEVELOPERS - 11.1%
237,000	Amot Investments Ltd.	1,344,903
44,000	Azrieli Group Ltd.	3,640,052
40,000	Elco Ltd.	1,643,022
75,000	G City Ltd.	279,817
160,000	Gav-Yam Lands Corp Ltd.	1,255,471
24,380	Melisron Ltd.	2,171,716
703,430	Mivne Real Estate KD Ltd.	2,106,113
		12,441,094
	RENEWABLE ENERGY - 0.9%
296,360	Energix-Renewable Energies Ltd.	1,018,502

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	RETAIL - CONSUMER STAPLES - 3.1%
18,700	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	$ 1,270,934
210,000	Shufersal Ltd.	2,191,108
		3,462,042
	SEMICONDUCTORS - 7.1%
24,000	Nova Ltd.(a)	4,726,800
63,223	Tower Semiconductor Ltd.(a)	3,256,617
		7,983,417
	SOFTWARE - 16.5%
13,900	CyberArk Software Ltd.(a)	4,630,785
29,935	Hilan Ltd.	1,780,199
96,800	Mobileye Global, Inc., Class A(a)	1,928,256
6,500	Monday.com Ltd.(a)	1,530,360
19,900	Nice Ltd. - ADR(a)	3,379,816
26,000	Oddity Tech Ltd.(a)	1,092,520
41,000	One Software Technologies Ltd.	771,145
50,300	Sapiens International Corp N.V.	1,351,561
46,200	Varonis Systems, Inc.(a)	2,052,666
		18,517,308
	TECHNOLOGY HARDWARE - 0.0%(b)
348	Next Vision Stabilized Systems	5,783

	TECHNOLOGY SERVICES - 2.0%
72,783	Magic Software Enterprises Ltd.	875,579
56,210	Matrix IT Ltd.	1,321,334
		2,196,913
	WHOLESALE - DISCRETIONARY - 1.1%
17,300	Tadiran Group Ltd.	1,198,139

	TOTAL COMMON STOCKS (Cost $53,389,921)	109,981,897

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
SHORT-TERM INVESTMENTS — 2.0%
MONEY MARKET FUNDS - 2.0%
2,213,678	Fidelity Investments Money Market Government Portfolio, Class I, 4.33% (Cost $2,213,678)(c)	$ 2,213,678

	TOTAL INVESTMENTS - 100.1% (Cost $55,603,599)	$ 112,195,575
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(89,061)
	NET ASSETS - 100.0%	$ 112,106,514

ADR	- American Depositary Receipt
LP	- Limited Partnership
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2024.

TIMOTHY PLAN ISRAEL COMMON VALUES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
DECEMBER 31, 2024

Diversification of Assets
Country	% of Net Assets
Israel	86.9%
United States	7.6%
United Kingdom	2.4%
Cayman Islands	1.2%
Total	98.1%
Money Market Funds	2.0%
Liabilities In Excess Of Other Assets	-0.1%
Grand Total	100.0%

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 85.0%
	AEROSPACE & DEFENSE - 1.9%
3,397	TransDigm Group, Inc.	$ 4,304,950

	AUTOMOTIVE - 4.4%
24,876	Tesla, Inc.(a)	10,045,924

	BIOTECH & PHARMA - 1.4%
20,188	Zoetis, Inc.	3,289,231

	CHEMICALS - 3.5%
12,126	Linde plc	5,076,792
8,871	Sherwin-Williams Company (The)	3,015,519
		8,092,311
	COMMERCIAL SUPPORT SERVICES - 3.2%
16,607	Cintas Corporation	3,034,099
21,893	Waste Management, Inc.	4,417,789
		7,451,888
	CONSTRUCTION MATERIALS - 1.0%
4,297	Martin Marietta Materials, Inc.	2,219,401

	ELECTRICAL EQUIPMENT - 2.0%
67,134	Amphenol Corporation, Class A	4,662,456

	HEALTH CARE FACILITIES & SERVICES - 0.7%
5,233	HCA Healthcare, Inc.	1,570,685

	INDUSTRIAL REIT - 1.1%
22,543	Prologis, Inc.	2,382,795

	INDUSTRIAL SUPPORT SERVICES - 1.7%
27,700	Fastenal Company	1,991,907
1,781	WW Grainger, Inc.	1,877,263
		3,869,170
	INFRASTRUCTURE REIT - 1.2%
8,998	American Tower Corporation, Class A	1,650,323

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 85.0% (Continued)
	INFRASTRUCTURE REIT - 1.2% (Continued)
13,851	Crown Castle, Inc.	$ 1,257,117
		2,907,440
	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
21,314	Intercontinental Exchange, Inc.	3,175,999

	INSURANCE - 2.6%
21,173	Arthur J Gallagher & Company	6,009,956

	LEISURE FACILITIES & SERVICES - 1.6%
60,919	Chipotle Mexican Grill, Inc.(a)	3,673,416

	MACHINERY - 1.1%
7,161	Caterpillar, Inc.	2,597,724

	MEDICAL EQUIPMENT & DEVICES - 6.3%
17,575	Danaher Corporation	4,034,341
9,976	Intuitive Surgical, Inc.(a)	5,207,073
14,565	Stryker Corporation	5,244,128
		14,485,542
	RETAIL - CONSUMER STAPLES - 4.0%
9,965	Costco Wholesale Corporation	9,130,631

	RETAIL - DISCRETIONARY - 2.4%
5,358	Burlington Stores, Inc.(a)	1,527,351
3,440	O'Reilly Automotive, Inc.(a)	4,079,152
		5,606,503
	SEMICONDUCTORS - 19.5%
18,481	Analog Devices, Inc.	3,926,473
41,960	Broadcom, Inc.	9,728,006
5,111	KLA Corporation	3,220,543
176,055	NVIDIA Corporation	23,642,427
7,879	NXP Semiconductors N.V.	1,637,650
13,455	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2,657,228
		44,812,327

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 85.0% (Continued)
	SOFTWARE - 18.2%
16,004	Cadence Design Systems, Inc.(a)	$ 4,808,562
6,535	Crowdstrike Holdings, Inc., Class A(a)	2,236,016
14,467	Datadog, Inc., Class A(a)	2,067,190
28,652	DocuSign, Inc.(a)	2,576,961
8,463	Guidewire Software, Inc.(a)	1,426,693
3,185	HubSpot, Inc.(a)	2,219,212
5,206	Manhattan Associates, Inc.(a)	1,406,869
1,837	MongoDB, Inc.(a)	427,672
23,176	Palo Alto Networks, Inc.(a)	4,217,105
5,613	Roper Technologies, Inc.	2,917,918
7,926	ServiceNow, Inc.(a)	8,402,511
23,501	Shopify, Inc., Class A(a)	2,498,861
8,235	Synopsys, Inc.(a)	3,996,940
5,133	Tyler Technologies, Inc.(a)	2,959,893
		42,162,403
	TECHNOLOGY HARDWARE - 3.2%
51,380	Arista Networks Inc(a)	5,679,031
18,634	Ciena Corporation(a)	1,580,350
		7,259,381
	TECHNOLOGY SERVICES - 0.8%
10,326	CDW Corporation	1,797,137

	TRANSPORTATION & LOGISTICS - 1.8%
39,152	Canadian Pacific Kansas City LTD.	2,833,430
7,449	Old Dominion Freight Line, Inc.	1,314,004
		4,147,434

	TOTAL COMMON STOCKS (Cost $137,400,851)	195,654,704

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 10.8%
	EQUITY - 10.8%
791,000	Timothy Plan US Large/Mid Cap Core Enhanced ETF(b)	20,225,079

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 10.8% (Continued)
	EQUITY - 10.8% (Continued)
109,000	Timothy Plan US Large/Mid Cap Core ETF(b)	$ 4,668,350
		24,893,429

	TOTAL EXCHANGE-TRADED FUNDS (Cost $23,130,928)	24,893,429

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 6.7%
	MONEY MARKET FUNDS - 6.7%
15,444,575	Fidelity Investments Money Market Government Portfolio, Class I, 4.33% (Cost $15,444,575)(c)	15,444,575

	TOTAL INVESTMENTS - 102.5% (Cost $175,976,354)	$ 235,992,708
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.5)%	(5,817,291)
	NET ASSETS - 100.0%	$ 230,175,417

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2024.

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 78.1%
	AEROSPACE & DEFENSE - 1.9%
23,452	General Dynamics Corporation	$ 6,179,367

	BANKING - 4.2%
179,501	Atlantic Union Bankshares Corporation	6,799,498
52,269	Cullen/Frost Bankers, Inc.	7,017,112
		13,816,610
	CHEMICALS - 2.0%
18,966	Sherwin-Williams Company (The)	6,447,112

	COMMERCIAL SUPPORT SERVICES - 2.0%
37,479	Waste Connections, Inc.	6,430,647

	CONTAINERS & PACKAGING - 1.4%
55,114	Crown Holdings, Inc.	4,557,377

	ELECTRIC UTILITIES - 6.3%
100,838	CMS Energy Corporation	6,720,853
94,157	NextEra Energy, Inc.	6,750,115
74,710	WEC Energy Group, Inc.	7,025,728
		20,496,696
	ELECTRICAL EQUIPMENT - 4.6%
19,100	Hubbell, Inc.	8,000,799
29,706	Littelfuse, Inc.	7,000,219
		15,001,018
	FOOD - 6.3%
56,816	J M Smucker Company (The)	6,256,578
36,524	Lancaster Colony Corporation	6,323,765
102,319	McCormick & Company, Inc.	7,800,801
		20,381,144
	HEALTH CARE FACILITIES & SERVICES - 1.6%
17,544	HCA Healthcare, Inc.	5,265,832

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 78.1% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.0%
42,750	Intercontinental Exchange, Inc.	$ 6,370,178

	INSURANCE - 2.2%
24,749	Arthur J Gallagher & Company	7,025,004

	LEISURE FACILITIES & SERVICES - 2.1%
16,537	Domino's Pizza, Inc.	6,941,571

	MEDICAL EQUIPMENT & DEVICES - 5.4%
28,024	Danaher Corporation	6,432,909
57,927	Revvity, Inc.	6,465,232
23,046	STERIS plc	4,737,336
		17,635,477
	OIL & GAS PRODUCERS - 3.6%
57,825	ConocoPhillips	5,734,505
48,266	EOG Resources, Inc.	5,916,447
		11,650,952
	REAL ESTATE INVESTMENT TRUSTS - 2.0%
63,296	Prologis, Inc.	6,690,387

	RETAIL - CONSUMER STAPLES - 1.9%
6,912	Costco Wholesale Corporation	6,333,258

	RETAIL - DISCRETIONARY - 2.4%
6,503	O'Reilly Automotive, Inc.(a)	7,711,258

	SEMICONDUCTORS - 10.2%
32,339	Broadcom, Inc.	7,497,474
73,911	Marvell Technology, Inc.	8,163,469
88,646	Microchip Technology, Inc.	5,083,848
10,218	Monolithic Power Systems, Inc.	6,045,991
45,935	NVIDIA Corporation	6,168,611
		32,959,393

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 78.1% (Continued)
	SOFTWARE - 7.5%
21,051	Cadence Design Systems, Inc.(a)	$ 6,324,983
11,229	Synopsys, Inc.(a)	5,450,107
11,019	Tyler Technologies, Inc.(a)	6,353,997
252,214	Verra Mobility Corporation(a)	6,098,535
		24,227,622
	TECHNOLOGY SERVICES - 4.3%
80,159	Amdocs Ltd.	6,824,737
17,562	CACI International, Inc., Class A(a)	7,096,102
		13,920,839
	TIMBER REIT - 2.0%
225,834	Weyerhaeuser Company	6,357,227

	TRANSPORTATION & LOGISTICS - 2.2%
31,118	Union Pacific Corporation	7,096,149

	TOTAL COMMON STOCKS (Cost $189,371,360)	253,495,118

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 17.8%
	EQUITY - 17.8%
868,000	Timothy Plan High Dividend Stock Enhanced ETF(b)	21,535,080
182,500	Timothy Plan High Dividend Stock ETF	6,634,879
969,000	Timothy Plan US Large/Mid Cap Core Enhanced ETF(b)	24,776,361
118,000	Timothy Plan US Large/Mid Cap Core ETF(b)	5,053,810
		58,000,130

	TOTAL EXCHANGE-TRADED FUNDS (Cost $54,059,654)	58,000,130

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
SHORT-TERM INVESTMENTS — 4.1%
MONEY MARKET FUNDS - 4.1%
13,450,091	Fidelity Investments Money Market Government Portfolio, Class I, 4.33% (Cost $13,450,091)(c)	$ 13,450,091

	TOTAL INVESTMENTS - 100.0% (Cost $256,881,105)	$ 324,945,339
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	15,328
	NET ASSETS - 100.0%	$ 324,960,667

ETF	- Exchange-Traded Fund
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2024.

TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 87.1%
	AEROSPACE & DEFENSE - 4.4%
55,594	AAR Corporation(a)	$ 3,406,801
63,972	Kratos Defense & Security Solutions, Inc.(a)	1,687,581
16,814	Moog, Inc., Class A	3,309,668
		8,404,050
	BANKING - 13.6%
84,211	Atlantic Union Bankshares Corporation	3,189,913
47,338	Bank of NT Butterfield & Son Ltd. (The)	1,730,204
30,018	Banner Corporation	2,004,302
26,664	City Holding Company	3,159,151
3,000	Coastal Financial Corporation(a)	254,730
73,240	First Bancorp	3,220,363
58,371	National Bank Holdings Corporation, Class A	2,513,455
81,977	Provident Financial Services, Inc.	1,546,906
93,748	Renasant Corporation	3,351,490
119,212	Seacoast Banking Corporation of Florida	3,281,906
50,521	Veritex Holdings, Inc.	1,372,150
		25,624,570
	BIOTECH & PHARMA - 1.7%
41,506	Prestige Consumer Healthcare, Inc.(a)	3,241,204

	CHEMICALS - 4.8%
34,480	Avient Corporation	1,408,853
20,870	Hawkins, Inc.	2,560,123
15,513	Innospec, Inc.	1,707,361
50,425	Stepan Company	3,262,497
		8,938,834
	ELECTRIC UTILITIES - 4.6%
68,402	Avista Corporation	2,505,565
47,354	Northwestern Energy Group, Inc.	2,531,545
73,353	TXNM Energy, Inc.	3,606,767
		8,643,877
	FOOD - 1.7%
20,626	J & J Snack Foods Corporation	3,199,711

TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 87.1% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 1.7%
26,461	Boise Cascade Company	$ 3,145,154

	HOME CONSTRUCTION - 1.6%
41,342	Century Communities, Inc.	3,032,849

	HOUSEHOLD PRODUCTS - 1.8%
48,757	Central Garden & Pet Company, Class A(a)	1,611,419
12,854	Interparfums, Inc.	1,690,430
		3,301,849
	INDUSTRIAL INTERMEDIATE PROD - 1.4%
31,858	AZZ, Inc.	2,609,807

	INDUSTRIAL SUPPORT SERVICES - 0.8%
30,702	H&E Equipment Services, Inc.	1,503,170

	INSTITUTIONAL FINANCIAL SERVICES - 3.3%
124,401	Perella Weinberg Partners	2,965,720
10,743	Piper Sandler Companies	3,222,363
		6,188,083
	INSURANCE - 2.6%
31,434	AMERISAFE, Inc.	1,620,108
84,057	Baldwin Insurance Group, Inc. (The)(a)	3,258,050
		4,878,158
	LEISURE FACILITIES & SERVICES - 1.3%
60,466	Papa John's International, Inc.	2,483,339

	LEISURE PRODUCTS - 1.0%
51,007	YETI Holdings, Inc.(a)	1,964,280

	MACHINERY - 1.8%
18,063	Alamo Group, Inc.	3,358,092

	MEDICAL EQUIPMENT & DEVICES - 4.3%
84,263	Avanos Medical, Inc.(a)	1,341,467

TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 87.1% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 4.3% (Continued)
49,007	CONMED Corporation	$ 3,354,039
33,796	Merit Medical Systems, Inc.(a)	3,268,749
		7,964,255
	METALS & MINING - 1.3%
238,985	Constellium S.E.(a)	2,454,376

	OFFICE REIT - 1.7%
104,819	COPT Defense Properties	3,244,148

	OIL & GAS PRODUCERS - 7.9%
10,575	Gulfport Energy Corporation(a)	1,947,915
90,946	Northern Oil and Gas, Inc.	3,379,553
132,818	Sitio Royalties Corporation, Class A	2,547,449
90,258	SM Energy Company	3,498,401
110,711	Vital Energy, Inc.(a)	3,423,184
		14,796,502
	OIL & GAS SERVICES & EQUIPMENT - 0.9%
58,310	Thermon Group Holdings, Inc.(a)	1,677,579

	REAL ESTATE INVESTMENT TRUSTS - 5.3%
195,833	Plymouth Industrial REIT, Inc.	3,485,827
79,876	PotlatchDeltic Corporation	3,135,133
158,971	Urban Edge Properties	3,417,877
		10,038,837
	RETAIL - DISCRETIONARY - 5.2%
54,615	Academy Sports & Outdoors, Inc.	3,142,000
11,201	Boot Barn Holdings, Inc.(a)	1,700,536
36,692	GMS, Inc.(a)	3,112,582
27,100	Sonic Automotive, Inc., Class A	1,716,785
		9,671,903
	RETAIL REIT - 1.8%
121,213	Four Corners Property Trust, Inc.	3,289,721

TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 87.1% (Continued)
	SEMICONDUCTORS - 2.3%
29,802	Rambus, Inc.(a)	$ 1,575,334
102,906	Veeco Instruments, Inc.(a)	2,757,881
		4,333,215
	SOFTWARE - 2.8%
31,032	Blackline, Inc.(a)	1,885,504
144,391	Verra Mobility Corporation(a)	3,491,375
		5,376,879
	TECHNOLOGY HARDWARE - 1.2%
214,763	Viavi Solutions, Inc.(a)	2,169,106

	TELECOMMUNICATIONS - 0.9%
20,845	Cogent Communications Holdings, Inc.	1,606,524

	TRANSPORTATION & LOGISTICS - 1.8%
35,282	ArcBest Corporation	3,292,516

	TRANSPORTATION EQUIPMENT - 1.6%
77,230	Blue Bird Corporation(a)	2,983,395

	TOTAL COMMON STOCKS (Cost $154,143,474)	163,415,983

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 12.1%
	EQUITY - 12.1%
580,000	Timothy Plan US Small Cap Core ETF(b)	22,647,898

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,834,080)	22,647,898

TIMOTHY PLAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.9%
MONEY MARKET FUNDS - 0.9%
1,643,019	Fidelity Investments Money Market Government Portfolio, Class I, 4.33% (Cost $1,643,019)(c)	$ 1,643,019

	TOTAL INVESTMENTS - 100.1% (Cost $170,620,573)	$ 187,706,900
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(121,392)
	NET ASSETS - 100.0%	$ 187,585,508

ETF	- Exchange-Traded Fund
LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2024.

TIMOTHY PLAN SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.6%
	AEROSPACE & DEFENSE - 1.6%
999	TransDigm Group, Inc.	$ 1,266,013

	APPAREL & TEXTILE PRODUCTS - 4.3%
16,116	Deckers Outdoor Corporation(a)	3,272,998

	BANKING - 5.9%
77,398	First Horizon Corporation	1,558,796
12,924	Pinnacle Financial Partners, Inc.	1,478,376
12,053	Wintrust Financial Corporation	1,503,130
		4,540,302
	BIOTECH & PHARMA - 1.4%
3,118	United Therapeutics Corporation(a)	1,100,155

	COMMERCIAL SUPPORT SERVICES - 3.5%
11,751	Clean Harbors, Inc.(a)	2,704,375

	DATA CENTER REIT - 2.3%
9,963	Digital Realty Trust, Inc.	1,766,739

	ELECTRIC UTILITIES - 3.4%
19,127	Vistra Corporation	2,637,039

	ELECTRICAL EQUIPMENT - 8.7%
34,452	Amphenol Corporation, Class A	2,392,692
5,731	Trane Technologies PLC	2,116,745
18,543	Vertiv Holdings Company	2,106,670
		6,616,107
	ENGINEERING & CONSTRUCTION - 7.4%
4,755	Comfort Systems USA, Inc.	2,016,405
11,108	MasTec, Inc.(a)	1,512,243
6,800	Quanta Services, Inc.	2,149,141
		5,677,789

TIMOTHY PLAN SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 2.4%
2,655	United Rentals, Inc.	$ 1,870,288

	LEISURE FACILITIES & SERVICES - 2.8%
5,146	Domino's Pizza, Inc.	2,160,085

	MACHINERY - 3.4%
4,156	Parker-Hannifin Corporation	2,643,341

	MEDICAL EQUIPMENT & DEVICES - 9.8%
25,810	Avantor, Inc.(a)	543,817
25,931	Lantheus Holdings, Inc.(a)	2,319,787
7,274	Masimo Corporation(a)	1,202,392
15,930	Natera, Inc.(a)	2,521,719
2,895	West Pharmaceutical Services, Inc.	948,286
		7,536,001
	OIL & GAS PRODUCERS - 4.5%
11,039	Cheniere Energy, Inc.	2,371,950
6,698	Diamondback Energy, Inc.	1,097,333
		3,469,283
	RETAIL - DISCRETIONARY - 6.4%
9,776	Burlington Stores, Inc.(a)	2,786,746
14,539	Ross Stores, Inc.	2,199,315
		4,986,061
	SEMICONDUCTORS - 6.9%
31,973	Marvell Technology, Inc.	3,531,418
3,031	Monolithic Power Systems, Inc.	1,793,443
		5,324,861
	SOFTWARE - 9.7%
5,582	Crowdstrike Holdings, Inc., Class A(a)	1,909,937
1,711	HubSpot, Inc.(a)	1,192,173
7,895	Manhattan Associates, Inc.(a)	2,133,546
5,536	MongoDB, Inc.(a)	1,288,836
5,208	Zscaler, Inc.(a)	939,575
		7,464,067

TIMOTHY PLAN SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	SPECIALTY FINANCE - 2.3%
12,124	FTAI Aviation Ltd.	$ 1,746,341

	TECHNOLOGY HARDWARE - 6.2%
15,724	Arista Networks Inc(a)	1,737,973
24,964	Pure Storage, Inc., Class A(a)	1,533,539
16,994	Seagate Technology Holdings PLC	1,466,752
		4,738,264
	TECHNOLOGY SERVICES - 3.7%
5,176	Coinbase Global, Inc., Class A(a)	1,285,201
2,619	MSCI, Inc.	1,571,426
		2,856,627

	TOTAL COMMON STOCKS (Cost $59,753,655)	74,376,736

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 4.8%
	MONEY MARKET FUNDS - 4.8%
3,679,651	Fidelity Investments Money Market Government Portfolio, Class I, 4.33% (Cost $3,679,651)(b)	3,679,651

	TOTAL INVESTMENTS - 101.4% (Cost $63,433,306)	$ 78,056,387
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%	(1,053,299)
	NET ASSETS - 100.0%	$ 77,003,088

LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.

TIMOTHY PLAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 64.7%
	EQUITY - 64.7%
100,506	Timothy Plan High Dividend Stock Enhanced ETF(a)	$ 2,493,554
199,456	Timothy Plan International ETF(a)	5,301,759
211,800	Timothy Plan Market Neutral ETF(a)	5,029,932
183,339	Timothy Plan US Large/Mid Cap Core Enhanced ETF(a)	4,687,795
95,423	Timothy Plan US Small Cap Core ETF(a)	3,726,087
		21,239,127

	TOTAL EXCHANGE-TRADED FUNDS (Cost $20,029,312)	21,239,127

Shares		Fair Value
	OPEN END FUNDS — 30.7%
	EQUITY - 12.6%
329,847	Timothy Plan International Fund, Class A(a)	4,149,480

	FIXED INCOME - 18.1%
437,716	Timothy Plan Fixed Income Fund, Class A(a)	3,921,932
227,586	Timothy Plan High Yield Bond Fund, Class A(a)	2,032,339
		5,954,271

	TOTAL OPEN END FUNDS (Cost $10,468,670)	10,103,751

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 4.7%
	MONEY MARKET FUNDS - 4.7%
1,548,725	Fidelity Investments Money Market Government Portfolio, Class I, 4.33% (Cost $1,548,725)(b)	1,548,725

	TOTAL INVESTMENTS - 100.1% (Cost $32,046,707)	$ 32,891,603
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(25,358)
	NET ASSETS - 100.0%	$ 32,866,245

ETF	- Exchange-Traded Fund

(a)	Investment is affiliate.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.